UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22686

Blackstone / GSO Strategic Credit Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 876-1121

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – June 30, 2018

Item 1 – Proxy Voting Record.

Investment Company Report
SANDRIDGE ENERGY, INC.
Security	80007P869		Meeting Type		Annual
Ticker Symbol	SD		Meeting Date		19-Jun-18
ISIN	US80007P8692		Agenda		934829233

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Sylvia K. Barnes - Company Nominee: The board of directors recommends a "FOR" vote. A shareholder may indicate a "FOR" vote only with respect to seven (7) of the twelve (12) director nominees. Shareholders are not to vote "FOR" more than a total of seven (7) director nominees. *Please Note: Abstain = Withhold	Management	For	For
1B.	Kenneth H. Beer - Company Nominee: The board of directors recommends a "FOR" vote. A shareholder may indicate a "FOR" vote only with respect to seven (7) of the twelve (12) director nominees. Shareholders are not to vote "FOR" more than a total of seven (7) director nominees. *Please Note: Abstain = Withhold	Management	For	For
1C.	Michael L. Bennett - Company Nominee: The board of directors recommends a "FOR" vote. A shareholder may indicate a "FOR" vote only with respect to seven (7) of the twelve (12) director nominees. Shareholders are not to vote "FOR" more than a total of seven (7) director nominees. *Please Note: Abstain = Withhold	Management	For	For
1D.	William (Bill) M. Griffin, Jr. - Company Nominee: The board of directors recommends a "FOR" vote. A shareholder may indicate a "FOR" vote only with respect to seven (7) of the twelve (12) director nominees. Shareholders are not to vote "FOR" more than a total of seven (7) director nominees. *Please Note: Abstain = Withhold	Management	For	For
1E.	David J. Kornder - Company Nominee: The board of directors recommends a "FOR" vote. A shareholder may indicate a "FOR" vote only with respect to seven (7) of the twelve (12) director nominees. Shareholders are not to vote "FOR" more than a total of seven (7) director nominees. *Please Note: Abstain = Withhold	Management	For	For
1F.	Bob G. Alexander - Icahn Nominee: The board of directors makes "NO RECOMMENDATION." A shareholder may indicate a "FOR" vote only with respect to seven (7) of the twelve (12) director nominees. Shareholders are not to vote "FOR" more than a total of seven (7) director nominees. *Please Note: Abstain = Withhold	Management	Abstain
1G.	Jonathan Christodoro - Icahn Nominee The board of directors recommends a "WITHHOLD" vote. A shareholder may indicate a "FOR" vote only with respect to seven (7) of the twelve (12) director nominees. Shareholders are not to vote "FOR" more than a total of seven (7) director nominees. *Please Note: Abstain = Withhold	Management	Abstain	For
1H.	Nancy Dunlap - Icahn Nominee: The board of directors recommends a "WITHHOLD" vote. A shareholder may indicate a "FOR" vote only with respect to seven (7) of the twelve (12) director nominees. Shareholders are not to vote "FOR" more than a total of seven (7) director nominees. *Please Note: Abstain = Withhold	Management	Abstain	For
1I.	Jonathan Frates - Icahn Nominee: The board of directors recommends a "WITHHOLD" vote. A shareholder may indicate a "FOR" vote only with respect to seven (7) of the twelve (12) director nominees. Shareholders are not to vote "FOR" more than a total of seven (7) director nominees. *Please Note: Abstain = Withhold	Management	Abstain	For
1J.	Nicholas Graziano - Icahn Nominee: The board of directors recommends a "WITHHOLD" vote. A shareholder may indicate a "FOR" vote only with respect to seven (7) of the twelve (12) director nominees. Shareholders are not to vote "FOR" more than a total of seven (7) director nominees. *Please Note: Abstain = Withhold	Management	Abstain	For
1K.	John "Jack" Lipinski - Icahn Nominee: The board of directors makes "NO RECOMMENDATION." A shareholder may indicate a "FOR" vote only with respect to seven (7) of the twelve (12) director nominees. Shareholders are not to vote "FOR" more than a total of seven (7) director nominees. *Please Note: Abstain = Withhold	Management	Abstain
1L.	Randolph C. Read - Icahn Nominee: The board of directors makes "NO RECOMMENDATION." A shareholder may indicate a "FOR" vote only with respect to seven (7) of the twelve (12) director nominees. Shareholders are not to vote "FOR" more than a total of seven (7) director nominees. *Please Note: Abstain = Withhold	Management	Abstain
2.	Company proposal: Ratify the continuation of the short-term rights plan through November 26, 2018.	Management	For	For
3.	Company proposal: Ratify the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2018.	Management	For	For
4.	Company proposal: Approve, in a non-binding vote, the compensation provided to the Company's named executive officers.	Management	For	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Strategic Credit Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, President and Chief Executive Officer

Date: August 16, 2018